EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 27, 2017 (Accession No. 0001193125-17-322767), to the Prospectus dated October 2, 2017, for the Xtrackers Japan JPX-Nikkei 400 Equity ETF, a series of DBX ETF Trust.